Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

March 5, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:  EXPEDITION FUNDS (FILE NOS. 033-30950 AND 811-5900)
     FILING PURSUANT TO RULE 497(J)

Ladies and Gentlemen:

On behalf of our client, Expedition Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), as amended, this letter certifying that the Prospectuses and Statement of Additional Information dated March 1, 2002, do not differ from those contained in the Trust's Post-Effective Amendment No. 37 which was filed with the Commission via EDGAR on February 28, 2002, accession number 0000935069-02-000154.

Please do not hesitate to contact me at 202-739-5662 should you have any questions or comments concerning this filing.

Sincerely,

/s/ Thomas S. Harman

Thomas S. Harman